SUBSEQUENT EVENT (Details Narrative) - USD ($)	Jan. 09, 2024	Sep. 09, 2022	Nov. 30, 2023	Nov. 30, 2022
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock redeemed or called during period, shares	1,942,108
Redemption price	$ 10.66
Stock issued during period, shares, conversion of units	909,875
Common Class A [Member]
Subsequent Event [Line Items]
Business combination share price			$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination share price	$ 0.0001
Common Class B [Member]
Subsequent Event [Line Items]
Business combination share price			$ 0.0001	$ 0.0001
Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination share price	$ 0.0001
Merger Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of stock shares converted		12,500,000
Satisfaction Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash payment	$ 325,000
Stock issued during period, shares, acquisitions	149,443
Promissory note	$ 1,184,375